Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,435,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,993.47
Total Offset Amount	0.00
Net Fee	1,993.47
Narrative - Max Aggregate Offering Price	$ 14,435,000.00
Final Prospectus	true